NOTES PAYABLE (Details 1) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Principal								$ 1,500,000
Accretion expense		$ 316,642	$ 216,302	$ 2,421,060	$ 290,375	$ 1,937,308	$ 0
Convertible Debt [Member]
Principal	$ 4,708,306
Beneficial conversion	406,744
Anti-dilution	1,697,674
Fair value of debt	2,603,888
Accretion expense	2,104,418
Interest	24,547
Ending balance	$ 4,732,853